TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 79.6%
	FIXED INCOME - 79.6%
25,000	Franklin Liberty High Yield Corporate ETF			$ 572,940
25,000	Goldman Sachs Access High Yield Corporate Bond ETF			1,086,388
25,000	Invesco Fundamental High Yield Corporate Bond ETF			440,000
395,000	iShares 0-5 Year High Yield Corporate Bond ETF			16,593,950
3,500,000	iShares Broad USD High Yield Corporate Bond ETF			125,265,000
25,000	iShares Fallen Angels USD Bond ETF			638,750
1,765,000	iShares iBoxx $ High Yield Corporate Bond ETF(a)			134,722,450
25,000	iShares US & International High Yield Corp Bond ETF			1,076,250
25,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF			2,297,250
1,380,500	SPDR Bloomberg High Yield Bond ETF			129,256,215
395,000	SPDR Bloomberg Short Term High Yield Bond			9,882,900
100,000	VanEck Fallen Angel High Yield Bond ETF			2,807,000
1,675,000	Xtrackers USD High Yield Corporate Bond ETF			58,574,750
				483,213,843

	TOTAL EXCHANGE-TRADED FUNDS (Cost $473,178,223)			483,213,843

	OPEN END FUNDS — 19.5%
	FIXED INCOME - 19.5%
3,019,324	American Century High Income Fund, Class I			25,211,353
3,594,249	JPMorgan High Yield Fund, Class I			22,751,597
3,611,557	Lord Abbett High Yield Fund, Class I			22,752,809
4,859,611	PGIM High Yield Fund, Class Q			22,694,384
3,875,969	Principal Funds Inc - High Income Fund, Institutional Class			25,155,039
				118,565,182

	TOTAL OPEN END FUNDS (Cost $117,500,000)			118,565,182

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 0.6%
	CABLE & SATELLITE — 0.3%
1,000,000	CCO Holdings, LLC / CCO Holdings Corporation(b)	5.1250	05/01/27	954,210
1,000,000	DISH Network Corporation(b)	11.7500	11/15/27	1,040,715
				$ 1,994,925

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	HEALTH CARE FACILITIES & SERVICES — 0.1%
1,000,000	DaVita, Inc.(b)	4.6250	06/01/30	$ 842,870

	LEISURE FACILITIES & SERVICES — 0.2%
1,000,000	Caesars Entertainment, Inc.(b)	8.1250	07/01/27	1,012,625

	TOTAL CORPORATE BONDS (Cost $3,847,875)			3,850,420

Shares
	SHORT-TERM INVESTMENTS — 11.5% (Continued)
	COLLATERAL FOR SECURITIES LOANED - 11.5%
69,534,000	State Street Institutional US Government Money, 4.13% (Cost $69,534,000)(c),(d)			69,534,000

	TOTAL INVESTMENTS - 111.2% (Cost $664,060,098)			$ 675,163,445
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.2)%			(67,999,422)
	NET ASSETS - 100.0%			$ 607,164,023

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of January 31, 2023 was $68,697,000.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is 3,850,420 or 0.6% of net assets.
(c)	Security was purchased with cash received as collateral for securities on loan at January 31, 2023. Total collateral had a value of $69,534,000 at January 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2023.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 98.7%
	EQUITY - 98.7%
1,136,600	Vanguard FTSE Developed Markets ETF					$ 52,010,816

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,903,669)					52,010,816

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
266	CME E-mini Standard & Poor’s 500 Index Future	EDF	03/17/2023	$ 3,320	$ 54,397,000	$ 62,510
	TOTAL PUT OPTIONS PURCHASED (Cost - $136,325)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $136,325)					62,510

	TOTAL INVESTMENTS - 98.8% (Cost $48,039,994)					$ 52,073,326
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%					621,649
	NET ASSETS - 100.0%					$ 52,69 4,975

EDF	- ED&F Man Capital Markets, Inc.
ETF	-Exchange-Traded Fund
FTSE	-Financial Times Stock Exchange

(a)	Each contract is equivalent to one futures contract.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 81.7%
	U.S. TREASURY BILLS — 81.7%
38,500,000	United States Treasury Bill(a)			4.44	04/18/23	$ 38,132,929
38,500,000	United States Treasury Bill(a)			4.63	06/15/23	37,854,289
						75,987,218

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $76,276,197)					75,987,218

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
480	CME E-Mini Standard & Poor’s 500 Index Future	EDF	03/17/2023	$ 3,320	$ 98,160,000	$ 112,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $231,745)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $231,745)					112,800

	TOTAL INVESTMENTS - 81.8% (Cost $76,507,942)					$ 76,100,018
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.2%					16,969,415
	NET ASSETS - 100.0%					$ 93,069,433

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Value and Unrealized Appreciation
115	CME E-Mini NASDAQ 100 Index Future			03/17/2023	$ 27,949,600	$ 1,480,001
319	CME E-Mini Standard & Poor's 500 Index Future			03/17/2023	65,235,500	2,226,466
	TOTAL FUTURES CONTRACTS					$ 3,706,467

EDF	-ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.3%
	U.S. TREASURY BILLS — 78.3%
28,500,000	United States Treasury Bill(a)			4.44	04/18/23	$ 28,228,272
28,500,000	United States Treasury Bill(a)			4.63	06/15/23	28,022,006
						56,250,278

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $56,464,198)					56,250,278

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.1%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
759	CME E-Mini Russell 2000 Index Future	EDF	03/17/2023	$ 1,550	$ 73,600,230	$ 92,978
	TOTAL PUT OPTIONS PURCHASED (Cost - $215,684)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $215,684)					92,978

	TOTAL INVESTMENTS - 78.4% (Cost $56,679,882)					$ 56,343,256
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.6%					15,549,373
	NET ASSETS - 100.0%					$ 71,892,629

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Value and Unrealized Appreciation
371	CME E-Mini Russell 2000 Index Future			03/17/2023	$ 35,975,870	$ 1,448,201
135	CME E-Mini Standard & Poor's MidCap 400 Index Future			03/17/2023	35,949,150	1,520,712
	TOTAL FUTURES CONTRACTS					$ 2,968,913

EDF	-ED&F Man Capital Markets, Inc.

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.5%
	FIXED INCOME - 34.5%
130,500	iShares iBoxx $ High Yield Corporate Bond ETF			$ 9,961,065
104,000	SPDR Bloomberg High Yield Bond ETF			9,737,520
				19,698,585

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,230,139)			19,698,585

	OPEN END FUNDS — 13.3%
	FIXED INCOME - 13.3%
399,361	JPMorgan High Yield Fund, Class I			2,527,955
401,284	Lord Abbett High Yield Fund, Class I			2,528,090
539,957	PGIM High Yield Fund, Class Q			2,521,598
				7,577,643

	TOTAL OPEN END FUNDS (Cost $7,500,000)			7,577,643

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 52.1%
	U.S. TREASURY BILLS — 52.1%
9,900,000	United States Treasury Bill(a)	4.49	02/23/23	9,873,143
10,000,000	United States Treasury Bill(a)	4.29	03/23/23	9,938,025
10,000,000	United States Treasury Bill(a)	4.44	04/18/23	9,904,657
				29,715,825
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,722,594)			29,715,825

	TOTAL INVESTMENTS - 99.9% (Cost $56,452,733)			$ 56,992,053
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			35,262
	NET ASSETS - 100.0%			$ 57,027,315

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 29.7%
	EQUITY - 29.7%
752,000	Vanguard FTSE Developed Markets ETF					$ 34,411,520

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,721,884)					34,411,520

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
613	CME E-Mini Russell 2000 Index Future	EDF	03/17/2023	$ 1,550	$ 59,442,610	$ 75,093
577	CME E-Mini Standard & Poor’s 500 Index Future	EDF	03/17/2023	3,320	117,996,500	135,595
	TOTAL PUT OPTIONS PURCHASED (Cost - $458,763)					210,688

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $458,763)					210,688

	TOTAL INVESTMENTS - 29.9% (Cost $32,180,647)					$ 34,622,208
	OTHER ASSETS IN EXCESS OF LIABILITIES- 70.1%					81,261,978
	NET ASSETS - 100.0%					$ 115,884,186

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(b)	Value and Unrealized Appreciation
29	CME E-Mini NASDAQ 100 Index Future			03/17/2023	$ 7,048,160	$ 375,582
301	CME E-Mini Russell 2000 Index Future			03/17/2023	29,187,970	1,161,753
79	CME E-Mini Standard & Poor's 500 Index Future			03/17/2023	16,155,500	553,469
110	CME E-Mini Standard & Poor's MidCap 400 Index Future			03/17/2023	29,291,900	1,220,504
	TOTAL FUTURES CONTRACTS					$ 3,311,308

EDF	- ED&F Man Capital Markets, Inc.
ETF	-Exchange-Traded Fund
FTSE	-Financial Times Stock Exchange

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.